SIGNIFICANT ACCOUNTING POLICIES - Revenue generated from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration of credit risk
Revenues	¥ 4,142,862	¥ 6,250,109	¥ 6,433,363
Sales revenue net | Customer concentration risk | Major Customers
Concentration of credit risk
Revenues	¥ 1,697,053	¥ 3,340,857	¥ 4,447,957
Concentration risk, percentage	41.00%	53.50%	69.10%
Sales revenue net | Customer concentration risk | Company C
Concentration of credit risk
Revenues	¥ 1,697,053	¥ 3,340,857	¥ 4,447,957
Concentration risk, percentage	41.00%	53.50%	69.10%